Mortgages Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Mortgage Notes Payable [Table Text Block]

The following table summarizes certain information as of June 30, 2014, with respect to the Company’s indebtedness:

Property	Outstanding Principal	Interest Rate	Fixed/Floating	Maturity Date
Springhouse at Newport News	$22,676,269	5.66%	Fixed	January 1, 2020
Enders Place at Baldwin Park	17,500,000	3.97%	Fixed	November 1, 2022
23Hundred@Berry Hill	22,940,368	3.00% (1)	Floating	September 30, 2015
MDA City Apartments	37,600,000	5.35%	Fixed	January 1, 2023
Village Green Ann Arbor	43,200,000	3.92%	Fixed	October 1, 2022
Grove at Waterford	20,100,000	3.59%	Fixed	May 1, 2019
North Park Towers	11,500,000	5.65%	Fixed	January 6, 2024
Lansbrook Village	42,000,000	4.45%	Fixed	March 31, 2018
Total	$217,516,637
FMV Adjustment	767,310
Total	$218,283,947

(1)	The construction loan is based on a floating rate, which is benchmarked to three-month Libor plus 2.75% during construction and three-month Libor plus 2.50% upon construction completion.

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
As of December 31, 2013, contractual principal payments for the five subsequent years and thereafter are as follows:

Year	Total
2014	$511,600
2015	17,194,592
2016	1,675,851
2017	1,710,374
2018	1,745,595
Thereafter	83,731,979
$106,569,991
Add: Unamortized fair value debt adjustment	4,690,512
Total	$111,260,503